As filed with the Securities and Exchange Commission on May 24, 2005



                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY



                 Investment Company Act file number 811 - 03758



                        MATRIX ADVISORS VALUE FUND, INC.
               (Exact name of registrant as specified in charter)



                747 THIRD AVENUE, 31ST FLOOR, NEW YORK, NY 10017
               (Address of principal executive offices) (Zip code)



                                  David A. Katz
                          747 Third Avenue, 31st Floor
                               NEW YORK, NY 10017
                     (Name and address of agent for service)


                                1 (800) 366-6223
               Registrant's telephone number, including area code

                                   Copies to:

                              Christopher J. Tafone
                     Paul, Hastings, Janofsky & Walker, LLP
                              75 East 55th Street,
                               New York, NY 10022


Date of fiscal year end: JUNE 30, 2005
                         -------------

Date of reporting period:  MARCH 31, 2005
                          ----------------

ITEM 1. SCHEDULE OF INVESTMENTS.

                        MATRIX ADVISORS VALUE FUND, INC.

  SCHEDULE OF INVESTMENTS AT MARCH 31, 2005 (Unaudited)
--------------------------------------------------------------------------------

                                                          SHARES        VALUE
--------------------------------------------------------------------------------

COMMON STOCKS: 98.8%

ADVERTISING: 1.6%
     Interpublic Group of Companies, Inc.*               345,000    $  4,236,600
                                                                    ------------

BANK (MONEY CENTER): 6.0%
     Citigroup, Inc.                                     214,000    $  9,617,160
     JP Morgan Chase & Co.                               175,000    $  6,055,000
                                                                    ------------
                                                                      15,672,160
                                                                    ------------
BANK (PROCESSING): 3.2%
     Bank of New York Co., Inc.                          290,000    $  8,424,500
                                                                    ------------

BANK (SUPER REGIONAL): 3.4%
     Bank of America Corp.                               203,484    $  8,973,644
                                                                    ------------

BROADCASTING/PROGRAM: 0.9%
     Liberty Media Corp.*                                230,600    $  2,391,322
                                                                    ------------

COMMERCIAL BANKS: 0.7%
     Fifth Third Bancorp                                  45,000    $  1,934,100
                                                                    ------------

COMPUTERS AND PERIPHERALS: 3.6%
     American Power Conversion Co.                       365,000    $  9,530,150
                                                                    ------------

DRUG: 9.0%
     Merck & Co.                                         153,500    $  4,968,795
     Pfizer, Inc.                                        355,840    $  9,347,917
     Wyeth                                               220,000    $  9,279,600
                                                                    ------------
                                                                      23,596,312
                                                                    ------------
DRUGSTORE: 2.6%
     CVS Corp.                                           130,000    $  6,840,600
                                                                    ------------

ELECTRICAL EQUIPMENT: 3.8%
     General Electric Co.                                275,000    $  9,916,500
                                                                    ------------

ELECTRONICS: 6.3%
     Symbol Technologies, Inc.                           640,000    $  9,273,600
     Vishay Intertechnology, Inc.*                       593,700    $  7,379,691
                                                                    ------------
                                                                      16,653,291
                                                                    ------------
FINANCIAL SERVICES: 1.2%
     American Express Co.                                 60,000    $  3,082,200
                                                                    ------------

FOOD - DIVERSIFIED: 2.9%
     General Mills,  Inc.                                152,900    $  7,515,035
                                                                    ------------



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

                        MATRIX ADVISORS VALUE FUND, INC.

  SCHEDULE OF INVESTMENTS AT MARCH 31, 2005 (UNAUDITED), CONTINUED
--------------------------------------------------------------------------------

                                                          SHARES        VALUE
--------------------------------------------------------------------------------

INSURANCE: 4.8%
     American International Group, Inc.                  166,500    $  9,225,765
     Marsh & McLennan Companies, Inc.                    115,000    $  3,498,300
                                                                    ------------
                                                                      12,724,065
                                                                    ------------
MEDIA: 2.3%
     Comcast Corp.*                                      185,000    $  6,179,000
                                                                    ------------

MEDICAL SUPPLIES: 5.0%
     Baxter International, Inc.                          240,000    $  8,155,200
     Boston Scientific Corp.*                            175,000    $  5,125,750
                                                                    ------------
                                                                      13,280,950
                                                                    ------------
MULTIMEDIA: 1.3%
     Time Warner, Inc.*                                  190,000    $  3,334,500
                                                                    ------------

OIL & GAS SERVICES: 3.0%
     Tidewater, Inc.                                     200,000    $  7,772,000
                                                                    ------------

PHARMACEUTICALS: 4.0%
     Medimmune, Inc.*                                    440,000    $ 10,476,400
                                                                    ------------

RECREATION: 2.6%
     Walt Disney Co.                                     235,000    $  6,751,550
                                                                    ------------

RETAIL STORE: 6.4%
     Gap, Inc.                                           450,000    $  9,828,000
     Ross Stores, Inc.                                    65,000    $  1,894,100
     Wal-Mart Stores, Inc.                               100,000    $  5,011,000
                                                                    ------------
                                                                      16,733,100
                                                                    ------------
SECURITIES BROKERAGE: 7.4%
     Merrill Lynch & Co.                                 156,000    $  8,829,600
     Morgan Stanley Dean Witter & Co.                    187,000    $ 10,705,750
                                                                    ------------
                                                                      19,535,350
                                                                    ------------
SEMICONDUCTOR: 3.5%
     Intel Corp.                                         400,000    $  9,292,000
                                                                    ------------

SEMICONDUCTORS (CAPITAL EQUIPMENT): 4.0%
     Novellus Systems, Inc.*                             390,000    $ 10,424,700
                                                                    ------------

SOFTWARE: 3.7%
     Microsoft Corp.                                     400,000    $  9,668,000
                                                                    ------------

TELECOMMUNICATIONS (EQUIPMENT): 4.1%
     Lucent Technologies, Inc.*                          500,000    $  1,375,000
     Nokia Corp. ADR                                     613,000    $  9,458,590
                                                                    ------------
                                                                      10,833,590
                                                                    ------------

                        MATRIX ADVISORS VALUE FUND, INC.

--------------------------------------------------------------------------------

                                                          SHARES        VALUE
--------------------------------------------------------------------------------

 Thrift: 1.5%
     Federal Home Loan Mortgage Co.                       29,000    $  1,832,800
     Federal National Mortgage Association                40,000    $  2,178,000
                                                                    ------------
                                                                       4,010,800
                                                                    ------------
TOTAL COMMON STOCKS
   (cost $240,594,370)                                               259,782,419
                                                                    ------------





                                                     PRINCIPAL
                                                      AMOUNT           VALUE
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENT: 0.9%

         SEI Daily Income Trust Government Fund     $  2,440,211       2,440,211
                                                                    ------------

    TOTAL SHORT-TERM INVESTMENT
(cost $2,440,211)

    TOTAL INVESTMENTS IN SECURITIES
    (cost $243,034,581+): 99.7%                                      262,222,630
    Other Assets less Liabilities: 0.3%                                  888,740
                                                                    ------------
    NET ASSETS: 100.0%                                              $263,111,370
                                                                    ============


  * Non-income producing security.
ADR - American Depositary Receipt.

+ At March 31, 2005, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, was as follows:

Cost of investments for tax purposes                            $243,034,581
Gross tax unrealized appreciation                               $ 31,718,557
Gross tax unrealized depreciation                                (12,530,508)
                                                                ------------
Net tax unrealized appreciation                                 $ 19,188,049
                                                                ============



For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund's most recent semi-annual or annual report.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.
SEPARATE CERTIFICATIONS FOR EACH PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT AS REQUIRED BY RULE 30A-2(A) UNDER THE ACT (17 CFR 270.30A-2(A)). Filed herewith.

 SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


         (Registrant)  MATRIX ADVISORS VALUE FUND, INC.

         By (Signature and Title) /S/ DAVID A. KATZ
                                  ----------------------------------------
                                  David A. Katz, President

         Date     May 18, 2005
              --------------------



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         By (Signature and Title)* /S/ DAVID A. KATZ
                                   ----------------------------------
                                   David A. Katz, President/Treasurer

         Date     May 18, 2005
              --------------------



* PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.



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